  As filed with the U.S. Securities and Exchange Commission on February 21, 2003
                                                      Registration No. 333-52128
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         ------------------------------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [ ]
                     POST-EFFECTIVE AMENDMENT NO. [7] [X]
                 -----------------------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                              --------------------

                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

It is proposed that this filing become effective (check appropriate box)

         /_/ immediately upon filing pursuant to paragraph (b) of Rule 485

         /_/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

         /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         /_/ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

         /X/ this post-effective amendment designates a new effective date for a previously filed amendment. Such effective date shall be March 23, 2003.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

This Post-effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 6 to Registration No. 333-52128 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 23, 2002. The contents of Post-effective Amendment No. 6 are being incorporated by reference.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 21st day of February, 2003.

                                     JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                                     (REGISTRANT)

                                     BY: JOHN HANCOCK VARIABLE LIFE
                                     INSURANCE COMPANY
                                     (DEPOSITOR)

                                              By: /s/MICHELE G. VAN LEER
                                                  ----------------------
                                                     Michele G. Van Leer
                                                     Vice Chairman and President

Attest: /s/PETER SCAVONGELLI
        --------------------
        Peter Scavongelli
        Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

/s/ EARL W. BAUCOM                                   February 21, 2003
---------------------------
Earl W. Baucom
Controller

(Principal Accounting Officer)


/s/ JULIE H. INDGE                                   February 21, 2003
---------------------------
Julie H. Indge
Treasurer

(Principal Financial Officer)


/s/ MICHELE G. VAN LEER                              February 21, 2003
---------------------------
Michele G. Van Leer
Vice Chairman of the Board and President
(Acting Principal Executive Officer)
Signing for herself and as Attorney-In-Fact for:

Michael A. Bell            Chairman of the Board
Ronald J. Bocage           Director
Todd G. Engelsen           Director
Bruce M. Jones             Director
Barbara L. Luddy           Director
Dec Mullarkey              Director
Daniel L. Ouellette        Director
Robert R. Reitano          Director
Paul Strong                Director